Other Real Estate Owned (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate [Roll Forward]
Balance, Beginning	$ 15,940,693	$ 20,445,085	$ 20,207,806
Additions	10,251,006	9,729,174	12,555,622
Sales of OREO	(7,804,080)	(9,711,890)	(9,804,669)
Loss on Sale	(1,563,739)	(1,818,967)	(1,102,613)
Provision for Losses	(1,321,418)	(2,702,709)	(1,411,061)
Balance, Ending	$ 15,502,462	$ 15,940,693	$ 20,445,085